Employee benefit expenses (Schedule of Employee Benefit Expenses) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of defined benefit plans [line items]
salary | ₪		₪ 31,865	₪ 28,585	₪ 23,345
Bonus | ₪		5,834	3,770	2,155
Employee benefit expenses | ₪		₪ 37,699	₪ 32,355	₪ 25,500
US Dollars [Member]
Disclosure of defined benefit plans [line items]
salary | $	$ 9,911
Bonus | $	1,814
Employee benefit expenses | $	$ 11,725